Discontinued Operations - Summary of Cash Flows from Discontinued Operations and the Gain on Sale of Subsidiaries (Parenthetical) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Proceeds from sale of discontinued operations business, net of cash divested	$ 4,555	$ 43,958
Transaction costs paid relating to the sale of discontinued operations business	787	4,228
Discontinued Operations | Bioseparations Operations
Disclosure Of Analysis Of Single Amount Of Discontinued Operations [Line Items]
Proceeds from sale of discontinued operations business, net of cash divested	4,555	43,958
Transaction costs paid relating to the sale of discontinued operations business	$ 787	$ 4,228